Basis of Preparation	3 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Preparation

3.	Basis of Preparation:

The condensed consolidated financial statements and accompanying footnotes are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of the Company and its wholly-owned subsidiaries. All material intercompany balances and transactions have been eliminated in consolidation.

The unaudited financial information furnished herein reflects all adjustments, consisting solely of normal recurring items, which in the opinion of management are necessary to fairly state the financial position the Company and the results of its operations for the periods presented. This report should be read in conjunction with the Company’s consolidated financial statements and notes thereto included in the Company’s Form 20-F for the fiscal year ended April 30 2012. The Company assumes that the users of the interim financial information herein have read or have access to the audited financial statements for the preceding fiscal year and that the adequacy of additional disclosure needed for a fair presentation may be determined in that context. Accordingly, footnote disclosure, which would substantially duplicate the disclosure contained in the Company’s Form 20-F for the fiscal year ended April 30, 2012 has been omitted. The results of operations for the interim periods presented are not necessarily indicative of results for the entire year ending April 30, 2013.